Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Components	65,845	55,598
Work in process	21,445	20,038
Finished products *	35,793	19,292

	123,083	94,928

*          includes systems at customer locations not yet sold, as of December 31, 2024 and 2023, in the amount of $12,448 and $8,626 respectively.

Schedule of presentation of Inventories
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Current assets	111,204	85,905
Non-current assets (A)	11,879	9,023

	123,083	94,928